Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.   COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As lessee

The Group has entered into lease agreements for business office and certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2021 were as follows:

	Year Ended December 31,
	2021	2021
	RMB	USD
2022	242,184,649	38,004,056
2023	245,430,752	38,513,441
2024	237,485,118	37,266,597
2025	227,387,087	35,681,996
2026	221,263,039	34,720,999
Thereafter	1,544,810,968	242,414,551
Total	2,718,561,613	426,601,640

As lessor

The Group subleases its leased assets under operating lease arrangements for terms ranging from one to twenty years. The terms of the leases generally also require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions.

As of December 31, 2021, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2021	2021
	RMB	USD
2022	76,370,033	11,984,125
2023	69,781,327	10,950,213
2024	63,727,168	10,000,183
2025	60,375,233	9,474,192
2026	55,245,491	8,669,223
Thereafter	226,933,574	35,610,830
Total	552,432,826	86,688,766

21.   COMMITMENTS AND CONTINGENCIES (CONTINUED)

Litigation and contingencies

The Company and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Company accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Company expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.